Digital assets - Fair values of digital assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Digital assets
Total	$ 45,958	$ 4,832
Maximum percentage of other crypto asset	1.00%
Bitcoin ("BTC")
Digital assets
Total	$ 7,883	2,064
Ethereum ("ETH")
Digital assets
Total	5,937	743
USD Tether ("USDT")
Digital assets
Total	19,081	10
USDC
Digital assets
Total	12,449	1,827
Others
Digital assets
Total	$ 608	$ 188
Maximum percentage of other crypto asset	5.00%